UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     Managing Member
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,101,887 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C.
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARTIO GLOBAL INVS INC          COM CL A         04315B107    18917  1201829 SH       DEFINED 1 2           1201829        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3593   250000 SH  CALL DEFINED 1 2            250000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    41469  1378630 SH       DEFINED 1 2           1378630        0        0
DIRECTV                        COM CL A         25490A101    29836   879588 SH       DEFINED 1 2            879588        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    88588  2624839 SH       DEFINED 1 2           2624839        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    19364  1818175 SH       DEFINED 1 2           1818175        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    25888   965233 SH       DEFINED 1 2            965233        0        0
HEWLETT PACKARD CO             COM              428236103    26077   602508 SH       DEFINED 1 2            602508        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    77361  1845888 SH       DEFINED 1 2           1845888        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    13272  1264010 SH       DEFINED 1 2           1264010        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    31560   608804 SH       DEFINED 1 2            608804        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    30352  1543073 SH       DEFINED 1 2           1543073        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    53784  1150450 SH       DEFINED 1 2           1150450        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     8095   296964 SH       DEFINED 1 2            296964        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    24452   470600 SH       DEFINED 1 2            470600        0        0
MCAFEE INC                     COM              579064106    29491   959979 SH       DEFINED 1 2            959979        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   128439  2799447 SH       DEFINED 1 2           2799447        0        0
NATIONAL FUEL GAS CO N J       COM              636180101    74413  1621902 SH       OTHER   1 2                 0  1621902        0
NEUTRAL TANDEM INC             COM              64128B108    14103  1253623 SH       DEFINED 1 2           1253623        0        0
PFIZER INC                     COM              717081103    50962  3573772 SH       DEFINED 1 2           3573772        0        0
SAIC INC                       COM              78390X101    21939  1310600 SH       DEFINED 1 2           1310600        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    36763  2592626 SH       DEFINED 1 2           2592626        0        0
SOUTHERN UN CO NEW             COM              844030106    42312  1935598 SH       DEFINED 1 2           1935598        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    39522   324804 SH       DEFINED 1 2            324804        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    12168   100000 SH  PUT  DEFINED 1 2            100000        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    67358   652566 SH       DEFINED 1 2            652566        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714    14260   400000 SH  PUT  DEFINED 1 2            400000        0        0
TFS FINL CORP                  COM              87240R107    31949  2574471 SH       DEFINED 1 2           2574471        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103     5256   400000 SH  CALL DEFINED 1 2            400000        0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013103    40344  3070283 SH       DEFINED 1 2           3070283        0        0